Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Liabilities [Abstract]
Accrued vacation	$ 2,820	$ 3,203
Taxes payable	36	514
Accrued expenses- related party		142
Accrued expenses and other	2,102	2,262
Total other current liabilities	$ 4,958	$ 6,121